Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	69 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
American Conservative Values ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%	11.40%	15.12%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	12.86%	17.16%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%	15.86%